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                    SEWARD & KISSEL LLP
                  One Battery Park Plaza
                 New York, New York  10004

                 Telephone: (212) 574-1200
                 Facsimile: (212) 480-8421



                                  May 4, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


       Alliance Variable Products Series Fund, Inc.
             (File Nos. 33-18647 and 811-05398)


Dear Sir or Madam:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is certification that the two Prospectuses with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment to the fund's registration statement, the text of which were filed electronically.

                                  Sincerely,


                                  /s/David M. Schwarz


















00250292.CA8